Commitments and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Net Investment Income [Line Items]
Investment company, financial commitment to investee, future amount	$ 676,610	$ 20,796
Undrawn Revolver
Net Investment Income [Line Items]
Investment company, financial commitment to investee, future amount	$ 174,900	$ 3,654